SHAREHOLDERS' EQUITY AND SHARE-BASED COMPENSATION - Stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding at the beginning of the period (in shares)	899,914
Forfeited (in shares)	(212,575)
Outstanding at the end of the period (in shares)	687,339	899,914
Exercisable at the end of the period (in shares)	525,707
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 32.47
Forfeited (in dollars per share)	32.18
Outstanding at the end of the period (in dollars per share)	27.99	$ 32.47
Exercisable at the end of the period (in dollars per share)	$ 28.48
Weighted average contractual term (in years)
Weighted average contractual term	4 years 6 months 25 days	5 years 7 months 17 days
Exercisable at the end of the period	4 years 7 months 17 days
Aggregate intrinsic value (in thousands)
Aggregate intrinsic value (in dollars)	$ 0	$ 0
Exercisable at the end of the period (in dollars)	$ 0